Derivative Financial Instruments and Hedging (Derivative instruments fair value hedge assets and liabilities) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2024	Sep. 30, 2023
Investment in Securities
Carrying amount	¥ 439,638	¥ 489,908
The cumulative amount of fair value hedging adjustments included in the carrying amount	(9)	(1,088)
Carrying amount	0	0
The cumulative amount of fair value hedging adjustments included in the carrying amount	0	0
Installment Loans
Carrying amount	21,876	15,882
The cumulative amount of fair value hedging adjustments included in the carrying amount	0	0
Carrying amount	0	0
The cumulative amount of fair value hedging adjustments included in the carrying amount	¥ 0	¥ 0